Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	¥ 3,173	$ 462	¥ 3,473
Non-current portion of corporate bonds	999	$ 145	17,981
Level 1 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of corporate bonds	1,014
Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	3,098
Fair value [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	3,098		3,187
Non-current portion of corporate bonds	¥ 1,014		¥ 17,712